GOF P14 09/24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FUNDS
TEMPLETON GROWTH FUND, INC.
SUPPLEMENT DATED SEPTEMBER 26, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective September 26, 2024, the following changes are made to the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

1) The following sentence is added to the end of the section titled “Fund Summary – Portfolio Managers” in each fund’s Summary Prospectus and Prospectus:

It is anticipated that Mr. Moeschter will retire and step down as a member of the Fund’s portfolio management team effective December 31, 2024.

2) The following sentence is added to the end of the section titled “Fund Details – Management” in each fund’s Prospectus:

It is anticipated that Mr. Moeschter will retire and step down as a member of the Fund’s portfolio management team effective December 31, 2024.

3) The following footnote is added to all references to Peter M. Moeschter in the section titled “Management and Other Services – Portfolio managers” in each fund’s SAI:

* It is anticipated that Mr. Moeschter will retire and step down as a member of the Fund’s portfolio management team effective December 31, 2024.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Growth VIP Fund	May 1, 2024

TEMPLETON FUNDS
Templeton Foreign Fund	January 1, 2024
Templeton World Fund	January 1, 2024

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc	January 1, 2024

Please retain this supplement for future reference.